Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000099785 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000099785 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099785 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099785 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099785 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099785 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099785 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099785 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099785 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099785 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099785 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000099785 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099785 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099785 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099785 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099785 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099785 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099785 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099785 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099785 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099785 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099787 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000099787 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099787 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099787 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099787 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099787 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099787 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099787 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099787 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099787 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099787 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000099787 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099787 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099787 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099787 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099787 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099787 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099787 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099787 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099787 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099787 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099788 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000099788 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099788 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099788 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099788 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099788 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099788 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099788 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099788 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099788 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099788 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000099788 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099788 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099788 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099788 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099788 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099788 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099788 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099788 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099788 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099788 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148175 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000148175 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000148175 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000148175 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000148175 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000148175 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000148175 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148175 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148175 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148175 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148175 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000148175 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000148175 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000148175 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000148175 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000148175 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148175 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148175 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148175 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000148175 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148175 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099789 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000099789 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099789 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099789 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099789 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099789 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099789 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099789 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099789 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099789 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099789 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000099789 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099789 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099789 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099789 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099789 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099789 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099789 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099789 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099789 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099789 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099790 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000099790 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099790 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099790 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099790 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099790 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099790 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099790 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099790 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099790 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099790 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000099790 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099790 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099790 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099790 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099790 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099790 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099790 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099790 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099790 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099790 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%